Description of the Plan (Details) - Honeywell Puerto Rico Savings Plan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Age	Dec. 31, 2024 USD ($)
Description of the Plan [Abstract]
Plan agreement description	true
Maximum annual catch-up contribution for eligible participants (in Dollars)	$ 1,500
Minimum age participants will be eligible to make pre-tax catch-up contributions (in Age) (in Age) | Age	50
Minimum before‑tax contribution rate	10.00%
Company matching contribution earned (in Dollars)	$ 2,345,000
Employer contribution vesting period	3 years
Employer contribution vesting age (in Age) | Age	65
Loans outstanding (in Dollars)	$ 0
Interest rates on loan		4.25%
Employer contributions reduced due to forfeitures (in Dollars)	43,800
Forfeiture amount (in Dollars)	$ 43,547	$ 32,886
Minimum [Member]
Description of the Plan [Abstract]
Percentage of base pay that participants may elect to contribute on an before tax	1.00%
Percentage of base pay that participants may elect to contribute on an after tax	1.00%
[Maximum [Member]
Description of the Plan [Abstract]
Percentage of base pay that participants may elect to contribute on an before tax	30.00%
Percentage of base pay that participants may elect to contribute on an after tax	10.00%
Company matching percentage	52.50%
Percentage of employee contribution eligible for matching by the company	6.00%
Employee Vesting, Tranche One [Member]
Description of the Plan [Abstract]
Employer contribution vesting percentage	100.00%
Employee Vesting, Tranche Two [Member]
Description of the Plan [Abstract]
Employer contribution vesting percentage	100.00%
Employee Vesting, Tranche Three [Member]
Description of the Plan [Abstract]
Employer contribution vesting percentage	100.00%
Participant’s Account is Distributed in a Single Payment [Member] | [Maximum [Member]
Description of the Plan [Abstract]
Employee Benefit Plan, Vested Account Balance (in Dollars)	$ 1,000
Participant’s Account is Distributed at Participant’s Request Or upon the Participant’s Death [Member] | Minimum [Member]
Description of the Plan [Abstract]
Employee Benefit Plan, Vested Account Balance (in Dollars)	1,000
Participant’s Account is Distributed in a Single Payment to the Participant’s Beneficiary [Member]
Description of the Plan [Abstract]
Employee Benefit Plan, Vested Account Balance (in Dollars)	$ 1,000